Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements	Effects of New Accounting Pronouncements
The following new Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) were adopted in 2021, 2020 and 2019:
Adoption of New Accounting Standards in 2021
ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, removed certain exceptions for recognizing deferred taxes for investments, performing intraperiod tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. We adopted the ASU on the effective date of January 1, 2021 and the adoption of this guidance did not have an impact on our consolidated financial statements on the date of adoption.
ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, reduced the number of accounting models for convertible instruments. The ASU also amended diluted earnings per share (EPS) calculations for convertible instruments, which will result in more dilutive EPS results, and also amended the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. ASU 2020-06 was effective for annual periods beginning on January 1, 2022, with earlier adoption on January 1, 2021 permitted. We adopted ASU 2020-06 early on January 1, 2021 and this resulted in a decrease of $54.1 million to additional paid in capital and an increase of $0.3 million to retained earnings for the conversion feature to the liability for our 2027 Convertible Notes further discussed in Note 16 "Debt".
Adoption of New Accounting Standards in 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, replaced the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to form credit loss estimates. We adopted Topic 326 on January 1, 2020 using the modified retrospective approach by recognizing the effect of initially applying Topic 326 as an after-tax $15.1 million ($19.6 million pre-tax) adjustment to the opening balance of retained earnings at January 1, 2020 for credit losses on loans, notes and accounts receivable. The adoption did not have an impact on our consolidated statements of income or cash flows.
ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer of that transaction. We adopted ASU 2018-18 on January 1, 2020 without any cumulative effect.
ASU 2020-03, Codification Improvements to Financial Instruments, was issued to improve and clarify various financial instrument topics, including Topic 326 issued in 2016. The ASU includes seven issues that describe areas of improvement and the related amendments to GAAP. They are intended to make the standards easier to understand and apply and to eliminate inconsistencies. They are narrow in scope and are not expected to significantly change practice for most entities. We adopted ASU 2020-03 on January 1, 2020 without any effect.
ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, addresses accounting for the transition into and out of the equity method and measuring certain purchased options and forward contracts to acquire investments. We adopted ASU 2020-01 on June 30, 2020 without any impact.
Adoption of New Accounting Standards in 2019
The FASB issued guidance codified in Accounting Standards Codification (ASC) Topic 842, Leases (Topic 842), which supersedes the lease requirements in ASC Topic 840 and aims to increase transparency and comparability among organizations and requires disclosure of key information about leasing arrangements. The main principle of ASC 842 requires lessees to recognize the assets and liabilities that arise from nearly all leases on the consolidated balance sheet. We adopted these standards as per the effective date of January 1, 2019, using the modified retrospective approach and did not restate comparative periods. Our initial lease liabilities and right-of-use assets totaled $57.7 million and $57.4 million, respectively, as recorded in our consolidated balance sheet as of January 1, 2019, primarily relating to leased office space. The difference between the additional lease assets and lease liabilities was recorded as a $0.3 million adjustment to retained earnings.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, makes more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. We adopted ASU 2017-12 on January 1, 2019 without any cumulative effect.
ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, removes Step 2 of the goodwill impairment test. We adopted ASU 2017-04 on January 1, 2019 and apply the new guidance prospectively as required.
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework, provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. We adopted ASU 2018-13 on January 1, 2019 and applied the entire standard to disclosures as required beginning in 2019.
ASU 2018-15, Intangibles--Goodwill and Other--Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, provides guidance on a customer's accounting for implementation, set-up, and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e. a service contract. We adopted ASU 2018-15 on January 1, 2019 and applied the guidance to all implementation costs prospectively.
ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, amended how a decision maker or service provider determines whether its fee is a variable interest entity (VIE) when a related party under common control also has an interest in the VIE. We adopted ASU 2018-17 on January 1, 2019, on a prospective basis.
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Update was not yet adopted as of December 31, 2021:
ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments affect all entities that issue freestanding written call options that are classified in equity. Specifically, the amendments affect those entities when a freestanding equity-classified written call option is modified or exchanged and remains equity classified after the modification or exchange. The amendments that relate to the recognition and measurement of EPS for certain modifications or exchanges of freestanding equity-classified written call options affect entities that present EPS in accordance with the guidance in Topic 260, Earnings Per Share. The amendments are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted for all entities, including adoption in an interim period. We adopted ASU 2021-04 prospectively effective January 1, 2022.